Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 7,090	$ 4,389
Purchased software, accumulated amortization	$ 0	$ 19,814
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	2,000,000
Preferred stock, shares outstanding	2,000,000	2,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	25,020,704	4,863,495
Common stock, shares outstanding	25,020,704	4,863,495